STRATTON MUTUAL FUNDS

                       Stratton Growth Fund, Inc.
                Stratton Monthly Dividend REIT Shares, Inc.
                        The Stratton Funds, Inc.


                    Supplement dated November 3, 2003
                     to Prospectus dated May 1, 2003

Effective November 10, 2003, the bank information for wire purchases has changed. The following language replaces the corresponding language on page 18 of the Prospectus for the Stratton Mutual Funds.


                           To open an account

By Wire

For new accounts, call (800) 472-4266. An account number will be assigned to you.

Call your bank with instructions to transmit federal funds to:

* PNC Bank - Pittsburgh, PA
* ABA#: 031000053
* Credit: The fund name
* Acct#: 8606906145
* FBO: name(s) on account registration and Acct#





                 INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                WITH THE PROSPECTUS FOR FUTURE REFERENCE.